UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      December 31, 2006
                                                   ------------------

Check here if Amendment [x]; Amendment Number:        1
                                                   -----------------

     This Amendment (check only one):  [ x] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
                -------------------------------------------
                Boise ID 83702
                -------------------------------------------

Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
                -----------------------
Title:          Chief Operating Officer
                -----------------------
Phone:          208-343-7556
                -----------------------

Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               10/21/08
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  87
                                                 --------------------

Form 13F Information Table Value Total:                $237,676
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     3994    51245 SH       SOLE                    51245
Abbott Labs                    COM              002824100     3838    78800 SH       SOLE                    78800
Adobe Systems                  COM              00724f101      617    15000 SH       SOLE                    15000
Advance Auto Parts             COM              00751y106     4605   129500 SH       SOLE                   129500
Affiliated Computer            COM              008190100     6653   136225 SH       SOLE                   136225
Ambac Financial                COM              023139108      980    11000 SH       SOLE                    11000
American Intl. Group           COM              026874107     6490    90566 SH       SOLE                    90566
Amgen Inc                      COM              031162100     1018    14900 SH       SOLE                    14900
AnnTaylor Stores               COM              036115103      601    18300 SH       SOLE                    18300
Archer - Daniels               COM              039483102      703    22000 SH       SOLE                    22000
Arkansas Best Corp             COM              040790107      756    21000 SH       SOLE                    21000
BP p.l.c                       COM              055622104     4123    61445 SH       SOLE                    61445
Bank of America Corp           COM              060505104      479     8970 SH       SOLE                     8970
Barr Pharmaceuticals           COM              068306109      276     5500 SH       SOLE                     5500
Bed Bath & Beyond              COM              075896100     5145   135040 SH       SOLE                   135040
Biomet, Inc.                   COM              090613100     7061   171100 SH       SOLE                   171100
C.H. Robinson Worldwide        COM              12541w209     4457   109000 SH       SOLE                   109000
CIT Group Inc                  COM              125581108     7300   130900 SH       SOLE                   130900
ChevronTexaco Corp             COM              166764100     5497    74758 SH       SOLE                    74758
Chicago Mecantile Exchange     COM              167760107      510     1000 SH       SOLE                     1000
Cisco Systems Inc              COM              17275r102      400    14649 SH       SOLE                    14649
Citigroup                      COM              172967101     4011    72005 SH       SOLE                    72005
Costco Companies               COM              22160k105      344     6500 SH       SOLE                     6500
Covance                        COM              222816100      530     9000 SH       SOLE                     9000
Coventry Health Care           COM              222862104      300     6000 SH       SOLE                     6000
Dover Corp.                    COM              260003108     4734    96570 SH       SOLE                    96570
ENSCO Intl                     COM              26874Q100     3176    63450 SH       SOLE                    63450
Everest RE Group               COM              g3223r108      338     3450 SH       SOLE                     3450
Express Scripts                COM              302182100     1575    22000 SH       SOLE                    22000
FedEx                          COM              31428x106      250     2300 SH       SOLE                     2300
Gannett                        COM              364730101     1505    24900 SH       SOLE                    24900
Gap                            COM              364760108     1365    70000 SH       SOLE                    70000
General Electric               COM              369604103     1065    28630 SH       SOLE                    28630
Harrah's Entertainment         COM              413619107      579     7000 SH       SOLE                     7000
Helmerich & Payne              COM              423452101      245    10000 SH       SOLE                    10000
Hilb, Rogal & Hobbs            COM              431294107     3965    94140 SH       SOLE                    94140
Home Depot                     COM              437076102     1958    48750 SH       SOLE                    48750
Ingersoll-Rand                 COM              g4776g101      814    20790 SH       SOLE                    20790
Int'l Business Mach.           COM              459200101     5143    52935 SH       SOLE                    52935
Intel Corp.                    COM              458140100      218    10775 SH       SOLE                    10775
J.P. Morgan Chase              COM              46625h100     5427   112357 SH       SOLE                   112357
Johnson & Johnson              COM              478160104     4765    72173 SH       SOLE                    72173
L-3 Communications             COM              502424104     7348    89850 SH       SOLE                    89850
Lehman Brothers                COM              524908100      824    10550 SH       SOLE                    10550
Lowe's Companies               COM              548661107     8769   281520 SH       SOLE                   281520
MBIA, Inc.                     COM              55262c100    10406   142425 SH       SOLE                   142425
MGIC Investment Corp           COM              552848103     1789    28600 SH       SOLE                    28600
MSC Industrial                 COM              553530106      251     6400 SH       SOLE                     6400
Medco Health                   COM              58405k104     5253    98300 SH       SOLE                    98300
Merrill Lynch Inc.             COM              590188108     6817    73225 SH       SOLE                    73225
Microsoft                      COM              594918104     4846   162280 SH       SOLE                   162280
Motorola Inc.                  COM              620076109      843    41000 SH       SOLE                    41000
Nokia Corp                     COM              654902204      219    10800 SH       SOLE                    10800
Owens & Minor Inc.             COM              690732102      219     7000 SH       SOLE                     7000
PMI Group                      COM              69344m101     5920   125500 SH       SOLE                   125500
Pepsico Inc.                   COM              713448108     2859    45705 SH       SOLE                    45705
Radian Group                   COM              750236101      593    11000 SH       SOLE                    11000
Royal Dutch Shell              COM              780257804      314     4435 SH       SOLE                     4435
Ruby Tuesday, Inc.             COM              781182100     1770    64500 SH       SOLE                    64500
SLM Corp                       COM              78442p106     4580    93900 SH       SOLE                    93900
Southwest Airlines             COM              844741108     7622   497500 SH       SOLE                   497500
Symantec                       COM              871503108     1506    72240 SH       SOLE                    72240
TJX Companies Inc              COM              872540109      285    10000 SH       SOLE                    10000
Take Two Interactive           COM              874054109      362    20400 SH       SOLE                    20400
Texas Instruments              COM              882508104      530    18400 SH       SOLE                    18400
Thermo Fisher Scientific       COM              883556102     1812    40000 SH       SOLE                    40000
Tidewater Inc                  COM              886423102     7718   159600 SH       SOLE                   159600
Time Warner                    COM              887317105      653    30000 SH       SOLE                    30000
Transatlantic Holdings         COM              893521104     6226   100250 SH       SOLE                   100250
Tyco Intl Ltd                  COM              902124106     2349    77275 SH       SOLE                    77275
United Health Group            COM              91324p102     6500   120975 SH       SOLE                   120975
United Parcel Service          COM              911312106      225     3000 SH       SOLE                     3000
Wal-Mart Stores                COM              931142103     4881   105700 SH       SOLE                   105700
Walt Disney Co.                COM              254687106      380    11085 SH       SOLE                    11085
Wells Fargo                    COM              949746101      356    10000 SH       SOLE                    10000
Werner Industries              COM              950755108     1481    84700 SH       SOLE                    84700
Zimmer Holdings                COM              98956p102     7184    91650 SH       SOLE                    91650
First Industrial Realty        COM              32054k103      474    10100 SH       SOLE                    10100
Lexington Realty Tr            COM              529043101     3703   165150 SH       SOLE                   165150
Bank of NY 6.875%              PRD              09656g201     2010    79700 SH       SOLE                    79700
DDR Class F  8.60%             PRD              251591871      324    12750 SH       SOLE                    12750
FPC Capital I 7.10%            PRD              302552203      734    29100 SH       SOLE                    29100
Harris Pref 7.375%             PRD              414567206     1782    70400 SH       SOLE                    70400
Highwoods Prop 8.0%            PRD              431284306     2095    82826 SH       SOLE                    82826
MBNA Corp.  8.10%              PRD              55270b201      307    11700 SH       SOLE                    11700
Repsol 7.45%                   PRD              G7513k103     2276    90300 SH       SOLE                    90300
Ryl Bk Scotland 7.25%          PRD              780097879     2475    97900 SH       SOLE                    97900
